RECLAMATION OBLIGATIONS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Current reclamation obligations	$ 1,181		$ 802
Reclamation obligations	36,351		37,618
Total reclamation obligations	37,532	$ 37,532	38,420	$ 38,420
Other
Statement [Line Items]
Total reclamation obligations	1,250		22
Elliot Lake
Statement [Line Items]
Total reclamation obligations	20,877		21,523
McClean And Midwest Joint Ventures
Statement [Line Items]
Total reclamation obligations	$ 15,405		$ 16,875